Operating expenses - Additional Information (Details) € in Thousands, $ in Millions	1 Months Ended	4 Months Ended	6 Months Ended
	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) employee	Jun. 30, 2021 USD ($) employee	Jun. 30, 2021 EUR (€) employee	Jun. 30, 2020 EUR (€) employee
Disclosure Of Operating Expenses [Line Items]
Percentage of increase in employee benefit expense			(15.00%)	(15.00%)
Increase in employee benefit expense				€ (1,100)
Number of employees | employee		98	98	98	98
Expense from share-based payment transactions with employees				€ 1,398	€ 1,542
Termination of PharmaEngine collaboration agreement, NBTXR3
Disclosure Of Operating Expenses [Line Items]
Contractual commitments, payment	$ 2.5	$ 4.0	$ 6.5	5,400
R&D
Disclosure Of Operating Expenses [Line Items]
Increase in purchases, sub-contracting and other expenses				€ 2,300
Number of employees | employee		70	70	70
SG&A
Disclosure Of Operating Expenses [Line Items]
Increase in purchases, fees, and other expenses				€ 2,200
Percentage of increase in employee benefit expense			33.00%	33.00%
Increase in employee benefit expense				€ 1,200
Number of employees | employee		28	28	28